Shareholder Fees - VIPGrowthIncomePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)